Parent Company Condensed Financial Information - Condensed Statements of Operations (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
General and administrative expenses	¥ (95,261,152)	$ (13,855,159)	¥ (121,657,492)	¥ (77,932,944)
Share of loss in equity investees, net of tax	(8,300,584)	(1,207,270)	(899,584)	(10,464,579)
Income before income taxes and share of loss of equity investees	562,100,340	81,754,104	472,602,371	360,188,748
Other comprehensive income, net of tax - Foreign currency translation adjustments	66,453,841	9,665,310	1,317,020	1,875,003
Comprehensive income attributable to ordinary shareholders	460,558,682	66,985,482	286,717,202	267,848,602
Parent Company
General and administrative expenses	(1,307,753)	(190,205)
Interest income	13,785,679	2,005,044
Share of loss in equity investees, net of tax	381,626,915	55,505,333	285,400,182	265,973,599
Income before income taxes and share of loss of equity investees	394,104,841	57,320,172	285,400,182	265,973,599
Other comprehensive income, net of tax - Foreign currency translation adjustments	66,453,841	9,665,310	1,317,020	1,875,003
Comprehensive income attributable to ordinary shareholders	¥ 460,558,682	$ 66,985,482	¥ 286,717,202	¥ 267,848,602